Financial Instruments and Financial Risk Management - Summary of Contractual Undiscounted Cash Flow Requirements for Financial Liabilities (Detail) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of detailed information about financial instruments [line items]
Lease liabilities	$ 1,061	$ 571	$ 694
QB2 advances from SMM/SC (Note 22)	3,497	2,279
Interest on lease liabilities	31	$ 15
Liquidity risk
Disclosure of detailed information about financial instruments [line items]
Trade accounts payable and other financial liabilities	3,497
Debt (Note 20(f))	6,609
Lease liabilities	1,751
Obligation to Neptune Bulk Terminals	204
ENAMI preferential dividend liability	606
Other liabilities	128
Estimated interest payments on debt	3,288
Interest on lease liabilities	144
Downstream pipeline take-or-pay toll commitment	408
Liquidity risk | QB2
Disclosure of detailed information about financial instruments [line items]
QB2 advances from SMM/SC (Note 22)	3,520
QB2 variable consideration to IMSA	132
Estimated interest payments on debt	2,039
Less Than 1 Year | Liquidity risk
Disclosure of detailed information about financial instruments [line items]
Trade accounts payable and other financial liabilities	3,497
Debt (Note 20(f))	515
Lease liabilities	197
Obligation to Neptune Bulk Terminals	0
ENAMI preferential dividend liability	0
Other liabilities	0
Estimated interest payments on debt	394
Interest on lease liabilities	18
Downstream pipeline take-or-pay toll commitment	29
Less Than 1 Year | Liquidity risk | QB2
Disclosure of detailed information about financial instruments [line items]
QB2 advances from SMM/SC (Note 22)	0
QB2 variable consideration to IMSA	0
Estimated interest payments on debt	0
2–3 Years | Liquidity risk
Disclosure of detailed information about financial instruments [line items]
Trade accounts payable and other financial liabilities	0
Debt (Note 20(f))	1,076
Lease liabilities	261
Obligation to Neptune Bulk Terminals	31
ENAMI preferential dividend liability	0
Other liabilities	104
Estimated interest payments on debt	614
Interest on lease liabilities	26
Downstream pipeline take-or-pay toll commitment	60
2–3 Years | Liquidity risk | QB2
Disclosure of detailed information about financial instruments [line items]
QB2 advances from SMM/SC (Note 22)	0
QB2 variable consideration to IMSA	132
Estimated interest payments on debt	0
4–5 Years | Liquidity risk
Disclosure of detailed information about financial instruments [line items]
Trade accounts payable and other financial liabilities	0
Debt (Note 20(f))	778
Lease liabilities	186
Obligation to Neptune Bulk Terminals	30
ENAMI preferential dividend liability	0
Other liabilities	11
Estimated interest payments on debt	452
Interest on lease liabilities	19
Downstream pipeline take-or-pay toll commitment	65
4–5 Years | Liquidity risk | QB2
Disclosure of detailed information about financial instruments [line items]
QB2 advances from SMM/SC (Note 22)	0
QB2 variable consideration to IMSA	0
Estimated interest payments on debt	0
Thereafter | Liquidity risk
Disclosure of detailed information about financial instruments [line items]
Trade accounts payable and other financial liabilities	0
Debt (Note 20(f))	4,240
Lease liabilities	1,107
Obligation to Neptune Bulk Terminals	143
ENAMI preferential dividend liability	606
Other liabilities	13
Estimated interest payments on debt	1,828
Interest on lease liabilities	81
Downstream pipeline take-or-pay toll commitment	254
Thereafter | Liquidity risk | QB2
Disclosure of detailed information about financial instruments [line items]
QB2 advances from SMM/SC (Note 22)	3,520
QB2 variable consideration to IMSA	0
Estimated interest payments on debt	$ 2,039